INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Income tax (benefit) expense	$ 1,004	$ 1,458	$ (267)	$ 3,973		$ 3,146	$ 1,919
Effective income tax rate	(4.50%)	46.30%
Income tax statutory rate	21.00%
Effective income tax rate, before discrete items	6.50%
Discrete tax expense	$ 1,100
Valuation allowance			57,177		$ 57,177	$ 1,563
Long-term accrued expenses and other	$ 28,700		$ 8,900		$ 37,600